Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.3%
Bank Loans — 4.1%

Apparel — 0.2%
Beach Acquisition Bidco LLC Tranche B-1 Term Loan
6.488%, (1 Month SOFR + 2.75%), due 9/12/32(a)	$59,700	$59,936
Champ Acquisition Corp. Term Loan B
6.984%, (3 Month SOFR + 3.25%), due 11/25/31(a)	132,979	133,561
		193,497
Auto Parts & Equipment — 0.2%
Clarios Glob 01/28/32
6.152%, (1 Month CME SOFR + 2.50%), due 1/28/32(a)	164,175	164,380

Building Materials — 0.2%
Chariot Buyer LLC First Lien Refinancing Term Loan
6.397%, (1 Month SOFR + 3.00%), due 9/8/32(a)	228,844	228,959

Chemicals — 0.2%
INEOS US Petrochem LLC 2029 Tranche B Dollar Term Loan
7.994%, (1 Month SOFR + 4.25%), due 4/2/29(a)	186,658	160,876

Commercial Services — 0.7%
American Auto Auction Group LLC First Lien 2025 Refinancing Term Loan
8.243%, (3 Month SOFR + 4.50%), due 5/28/32(a)	223,866	223,960
Ensemble RCM LLC Closing Date Term Loan
6.647%, (1 Month SOFR + 3.00%), due 2/9/33(a)	225,000	225,000
Mavis Tire Express Services Topco Corp. First Lien 2026-1 Incremental Term Loan
6.897%, (1 Month SOFR + 3.25%), due 5/6/33(a)	140,000	139,689
Raven Acquisition Holdings LLC 2024 Delayed Draw Term Loan
6.723%, (3 Month SOFR + 3.00%), due 11/19/31(a)	7,862	7,807
Raven Acquisition Holdings LLC Initial Term Loan
6.653%, (1 Month SOFR + 3.00%), due 11/19/31(a)	114,201	113,410
Wash Bidco Inc. 2026-1 Term Loan
6.888%, (1 Month SOFR + 3.00%), due 9/10/32(a)	104,738	105,283
		815,149
Computers — 0.5%
Fortress Intermediate 3, Inc. Tranche B Term Loan
6.667%, (1 Month SOFR + 3.00%), due 6/27/31(a)	256,115	255,154
Ping Identity Holding Corp. Initial Term Loan
6.392%, (1 Month SOFR + 2.75%), due 11/15/32(a)	299,250	293,265
		548,419
Cosmetics / Personal Care — 0.1%
Opal US LLC Facility B6
	Principal Amount	Value
Bank Loans (continued)

Cosmetics / Personal Care (continued)
6.208%, (6 Month SOFR + 2.50%), due 4/28/32(a)	$119,102	$119,300

Healthcare-Services — 0.1%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.158%, (3 Month SOFR + 3.50%), due 5/17/31(a)	157,600	150,283

Internet — 0.4%
Arches Buyer, Inc. Refinancing Term Loan
7.074%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	428,719	427,379

Machinery-Diversified — 0.2%
Columbus McKinno Corp. Initial Term Loan
7.206%, (1 Month SOFR + 3.50%), due 2/3/33(a)	224,363	224,924

Media — 0.6%
Directv Financing LLC 2026 Refinancing Term B Loan
8.253%, (3 Month SOFR + 4.50%), due 8/2/29(a)	346,588	348,374
Virgin Media Bristol LLC Facility Q
7.032%, (1 Month SOFR + 3.25%), due 1/31/29(a)	370,000	331,520
		679,894
Retail — 0.0%(b)
Sally Holdings LLC 2024 Term Loan
5.394%, (1 Month SOFR + 1.75%), due 2/28/30(a)	35,470	35,529

Semiconductors — 0.2%
Gryphon Acquire NewCo., LLC Term Loan
6.390%, (1 Month SOFR + 2.75%), due 9/10/32(a)	223,440	223,789

Software — 0.2%
Metropolis Technologies, Inc. Initial Term Loan
8.956%, (1 Month SOFR + 5.25%), due 11/3/32(a)	233,962	229,868

Telecommunications — 0.2%
QTS Thunder Managing Issuer LLC Term Loan
5.909%, (1 Month SOFR + 2.25%), due 7/22/33(a)	250,000	246,250

Transportation — 0.1%
First Student Bidco, Inc. Initial Term B Loan
5.889%, (1 Month SOFR + 2.25%), due 8/15/30(a)	109,681	109,740

Total Bank Loans
(Cost $4,619,961)		4,558,236

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds — 94.4%

Advertising — 0.7%
Lamar Media Corp.
4.000%, due 2/15/30	$425,000	$405,393
Outfront Media Capital LLC / Outfront Media Capital Corp.
6.000%, due 6/15/34	370,000	365,376
		770,769
Aerospace & Defense — 0.3%
Moog, Inc.
5.500%, due 10/15/34	375,000	362,785

Agriculture — 0.3%
Turning Point Brands, Inc.
7.625%, due 3/15/32	365,000	370,664

Airlines — 0.4%
Allegiant Travel Co.
7.125%, due 7/1/31	265,000	268,519
American Airlines Pass Through Trust
Series 2026-2, B
6.300%, due 8/20/35	165,000	165,279
		433,798
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
5.875%, due 12/1/33	60,000	59,119
Nissan Motor Co., Ltd., (Japan)
7.750%, due 7/17/32	270,000	278,904
		338,023
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	175,000	180,605
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32	240,000	238,719
Clarios Global LP / Clarios U.S. Finance Co.
6.750%, due 9/15/32	510,000	513,831
Dana, Inc.
4.500%, due 2/15/32	84,000	83,813
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	555,000	576,893
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	350,000	338,434
Phinia, Inc.
6.625%, due 10/15/32	85,000	85,845
6.750%, due 4/15/29	305,000	310,052
		2,328,192
Banks — 0.4%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.30%), due 2/20/75(a)	170,000	174,573
Valley National Bancorp
6.219%, (3 Month CME SOFR + 2.43%), due 6/1/36(a)	325,000	321,603
		496,176
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.
5.500%, due 2/15/34(c)	230,000	224,382

Building Materials — 1.8%
Ameritex Holdco Intermediate LLC
7.625%, due 8/15/33	535,000	550,820
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.750%, due 7/15/31	189,000	193,845
	Principal Amount	Value
Corporate Bonds (continued)

Building Materials (continued)
JH North America Holdings, Inc.
5.875%, due 1/31/31	$130,000	$129,719
6.125%, due 7/31/32	135,000	135,105
Knife River Corp.
7.750%, due 5/1/31	350,000	361,033
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	195,000	191,996
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30(c)	455,000	421,077
Wilsonart LLC
11.000%, due 8/15/32	30,000	23,088
		2,006,683
Chemicals — 4.6%
Bond U.S. Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2
7.125%, due 6/15/33	255,000	256,576
Celanese U.S. Holdings LLC
6.500%, due 4/15/30	150,000	151,843
6.750%, due 4/15/33(c)	185,000	188,583
7.700%, due 11/15/33	225,000	238,172
Herens Holdco Sarl, (Luxembourg)
4.750%, due 5/15/28	705,000	629,541
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	302,000	300,834
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	115,000	101,608
Innophos Holdings, Inc.
11.500%, due 6/15/29	457,770	430,304
Mativ Holdings, Inc.
8.000%, due 10/1/29	525,000	519,779
Qnity Electronics, Inc.
6.250%, due 8/15/33	320,000	321,491
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	8,000
6.625%, due 5/1/29	912,000	912,000
6.625%, due 8/15/31	115,000	114,979
8.000%, due 8/15/32	325,000	322,543
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	345,000	337,353
WR Grace Holdings LLC
7.000%, due 8/1/33	330,000	316,089
		5,149,695
Coal — 0.4%
SunCoke Energy, Inc.
4.875%, due 6/30/29	490,000	467,366

Commercial Services — 5.8%
Allied Universal Holdco LLC
7.875%, due 2/15/31	740,000	768,306
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	601,000	595,710
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29(c)	312,000	303,748
Block, Inc.
6.000%, due 8/15/33	300,000	297,507
Brink’s Co. (The)
6.500%, due 6/15/29	305,000	310,513
Carriage Services, Inc.
4.250%, due 5/15/29	418,000	396,275
Deluxe Corp.
8.125%, due 9/15/29	355,000	367,615

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
Herc Holdings, Inc.
6.625%, due 6/15/29	$175,000	$178,138
7.250%, due 6/15/33	255,000	263,125
ION Platform Finance U.S., Inc.
7.875%, due 9/30/32	825,000	653,411
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	315,000	310,155
NESCO Holdings II, Inc.
5.500%, due 4/15/29	393,000	390,198
Raven Acquisition Holdings LLC
6.875%, due 11/15/31	325,000	316,191
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	145,000	145,205
Sotheby’s
8.250%, due 4/15/31	420,000	418,958
United Rentals North America, Inc.
4.000%, due 7/15/30	276,000	262,089
Valvoline, Inc.
3.625%, due 6/15/31	515,000	469,461
Wand NewCo 3, Inc.
7.625%, due 1/30/32	95,000	97,535
		6,544,140
Cosmetics/Personal Care — 0.6%
Edgewell Personal Care Co.
4.125%, due 4/1/29	280,000	269,430
5.500%, due 6/1/28	383,000	381,911
		651,341
Distribution/Wholesale — 1.4%
S&S Holdings LLC
8.375%, due 10/1/31	620,000	598,702
Velocity Vehicle Group LLC
8.000%, due 6/1/29	375,000	371,646
Veritiv Operating Co.
10.500%, due 11/30/30	540,000	554,002
		1,524,350
Diversified Financial Services — 5.3%
Ally Financial, Inc.
Series D
7.100%, (5 Year US CMT T-Note + 3.15%), due 8/15/74(a)	455,000	457,586
Azorra Finance Ltd.
7.750%, due 4/15/30	315,000	326,026
Bread Financial Holdings, Inc.
6.750%, due 5/15/31	380,000	387,392
8.375%, (5 Year US CMT T-Note + 4.30%), due 6/15/35(a)	70,000	72,456
Freedom Mortgage Holdings LLC
8.000%, due 2/1/32	505,000	501,048
goeasy Ltd., (Canada)
6.875%, due 5/15/30	210,000	189,937
6.875%, due 2/15/31(c)	75,000	67,079
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	435,000	443,317
OneMain Finance Corp.
6.625%, due 1/15/28	250,000	252,394
6.750%, due 3/15/32	660,000	656,802
7.500%, due 5/15/31	330,000	338,250
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	220,000	208,491
7.125%, due 11/15/30	510,000	508,409
Rocket Cos., Inc.
7.125%, due 2/1/32	435,000	445,852
SLM Corp.
6.495%, (SOFR + 2.71%), due 5/15/32(a)	170,000	169,391
6.500%, due 1/31/30	130,000	131,491
	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	$507,000	$525,726
WS Escrow LLC
7.750%, due 6/1/33	195,000	201,758
		5,883,405
Electric — 5.3%
Alpha Generation LLC
6.250%, due 1/15/34	270,000	263,843
6.750%, due 10/15/32	555,000	559,839
Clearway Energy Operating LLC
5.750%, due 1/15/34	270,000	260,348
Edison International
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)	495,000	506,431
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/31/49(a)	200,000	231,585
Emera U.S. Finance LLC
Series A
6.650%, (5 Year US CMT T-Note + 2.87%), due 10/1/56(a)	355,000	356,595
Hawaiian Electric Co., Inc.
6.000%, due 10/1/33	255,000	250,155
NRG Energy, Inc.
5.750%, due 1/15/34	265,000	258,084
5.875%, due 5/15/34	120,000	117,804
6.000%, due 1/15/36	265,000	259,269
6.125%, due 5/15/36	120,000	118,453
PacifiCorp
7.125%, (5 Year US CMT T-Note + 3.29%), due 8/15/56(a)	235,000	231,367
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	85,000	84,540
PG&E Corp.
6.850%, (5 Year US CMT T-Note + 3.23%), due 9/15/56(a)	205,000	202,861
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/75(a)	649,000	651,976
VoltaGrid LLC
7.375%, due 11/1/30	480,000	482,386
XPLR Infrastructure Operating Partners LP
7.250%, due 1/15/29	310,000	319,699
7.750%, due 4/15/34	750,000	785,423
		5,940,658
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.000%, due 9/15/33	335,000	317,444

Engineering & Construction — 0.2%
AECOM
6.000%, due 8/1/33	190,000	188,916

Entertainment — 2.1%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	260,000	247,061
6.500%, due 2/15/32	310,000	296,227
Churchill Downs, Inc.
5.750%, due 4/1/30	361,000	359,932
Cinemark USA, Inc.
7.000%, due 8/1/32	170,000	174,275
Penn Entertainment, Inc.
6.750%, due 4/1/31	405,000	406,464
Pioneer Opco LLC
7.000%, due 5/15/33	345,000	348,333

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Entertainment (continued)
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	$618,000	$500,611
		2,332,903
Environmental Control — 0.4%
Waste Pro USA, Inc.
7.000%, due 2/1/33	395,000	400,344

Food — 2.1%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.625%, due 3/31/32	290,000	275,848
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.750%, due 3/31/34	290,000	269,625
Industrial F&B Investments III, Inc.
7.750%, due 2/11/33	200,000	203,061
Performance Food Group, Inc.
4.250%, due 8/1/29	412,000	398,314
Post Holdings, Inc.
4.500%, due 9/15/31	180,000	166,822
6.250%, due 10/15/34	65,000	63,197
6.375%, due 3/1/33	725,000	713,985
6.500%, due 3/15/36	225,000	219,464
		2,310,316
Forest Products & Paper — 0.5%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	164,545
Magnera Corp.
7.250%, due 11/15/31	400,000	391,500
		556,045
Gas — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.875%, due 6/1/31	550,000	558,519
9.375%, due 6/1/28	214,000	218,785
9.500%, due 6/1/30	135,000	144,744
		922,048
Healthcare-Products — 0.9%
DENTSPLY SIRONA, Inc.
8.375%, (5 Year US CMT T-Note + 4.38%), due 9/12/55(a)	450,000	448,942
Embecta Corp.
5.000%, due 2/15/30	105,000	81,047
Insulet Corp.
6.500%, due 4/1/33	425,000	430,580
		960,569
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33(c)	320,000	329,999
Centene Corp.
2.500%, due 3/1/31	690,000	599,945
CHS/Community Health Systems, Inc.
4.750%, due 2/15/31	325,000	289,898
6.000%, due 1/15/29	303,000	297,698
Encompass Health Corp.
5.875%, due 6/1/34	295,000	292,066
Global Medical Response, Inc.
7.375%, due 10/1/32	420,000	427,401
Molina Healthcare, Inc.
6.500%, due 2/15/31	395,000	398,632
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	875,000	912,327
Surgery Center Holdings, Inc.
7.250%, due 4/15/32	265,000	265,825
Tenet Healthcare Corp.
5.500%, due 11/15/32	205,000	201,841
	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Services (continued)
6.000%, due 11/15/33	$35,000	$35,112
		4,050,744
Holding Companies-Divers — 0.3%
Stena International SA, (Sweden)
7.250%, due 1/15/31	290,000	295,170

Home Builders — 0.0%(b)
Thor Industries, Inc.
4.000%, due 10/15/29	62,000	58,439

Housewares — 1.1%
Newell Brands, Inc.
6.375%, due 9/15/27	618,000	619,876
6.375%, due 5/15/30	25,000	25,274
8.500%, due 6/1/28	520,000	542,742
		1,187,892
Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	240,000	232,118
8.500%, due 6/15/29	350,000	334,587
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	70,000	69,941
		636,646
Internet — 3.1%
Arches Buyer, Inc.
6.125%, due 12/1/28	572,000	559,149
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32	80,000	71,202
7.000%, due 6/15/27(c)	460,000	453,477
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	537,000	502,440
Match Group Holdings II LLC
4.125%, due 8/1/30	534,000	499,627
5.625%, due 2/15/29	176,000	175,383
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	355,000	385,448
Wayfair LLC
6.750%, due 11/15/32	760,000	773,688
		3,420,414
Investment Companies — 0.5%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	508,000	509,121
7.950%, due 8/11/28	50,000	51,703
		560,824
Iron/Steel — 1.0%
Carpenter Technology Corp.
5.625%, due 3/1/34	230,000	226,751
Commercial Metals Co.
5.750%, due 11/15/33	65,000	63,841
6.000%, due 12/15/35	65,000	63,875
Mineral Resources Ltd., (Australia)
6.000%, due 5/1/32	150,000	147,245
6.250%, due 5/1/34	320,000	311,891
7.000%, due 4/1/31	335,000	344,738
		1,158,341
Leisure Time — 1.3%
Lindblad Expeditions LLC
7.000%, due 9/15/30	275,000	283,096
NCL Corp., Ltd.
6.250%, due 3/1/30	680,000	675,017
6.250%, due 9/15/33	205,000	194,863

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

Viking Cruises Ltd.
	Principal Amount	Value
Corporate Bonds (continued)

Leisure Time (continued)
5.875%, due 10/15/33	$285,000	$282,203
		1,435,179
Lodging — 0.6%
Boyd Gaming Corp.
4.750%, due 6/15/31	505,000	482,218
Station Casinos LLC
4.625%, due 12/1/31	258,000	242,594
		724,812
Machinery-Construction & Mining — 0.6%
Solaris Energy Infrastructure LLC
6.375%, due 5/15/31	255,000	250,492
Terex Corp.
6.250%, due 10/15/32	445,000	446,597
		697,089
Machinery-Diversified — 0.6%
Columbus McKinnon Corp.
7.125%, due 2/1/33	260,000	261,950
Lsf12 Helix Parent LLC
7.125%, due 2/1/33	455,000	445,463
		707,413
Media — 8.7%
Cable One, Inc.
4.000%, due 11/15/30	101,000	37,551
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	789,000	698,367
4.250%, due 1/15/34(c)	448,000	365,787
4.500%, due 8/15/30	1,000	912
4.500%, due 5/1/32	644,000	555,377
4.750%, due 3/1/30	1,160,000	1,083,818
CSC Holdings LLC
5.500%, due 4/15/27	121,000	74,931
6.500%, due 2/1/29	475,000	268,934
Directv Financing LLC
8.875%, due 2/1/30	600,000	610,877
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	33,000	32,922
10.000%, due 2/15/31	410,000	428,423
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	410,000	364,314
5.050%, due 3/15/42	600,000	417,000
DISH DBS Corp.
5.750%, due 12/1/28	105,000	101,325
7.375%, due 7/1/28	320,000	306,240
EchoStar Corp.
10.750%, due 11/30/29	680,000	735,558
Gray Media, Inc.
5.375%, due 11/15/31	340,000	252,725
7.250%, due 8/15/33	275,000	271,992
iHeartCommunications, Inc.
9.125%, due 5/1/29	210,000	194,616
Nexstar Media, Inc.
4.750%, due 11/1/28	453,000	444,193
Paramount Global
6.250%, (3 Month SOFR + 3.90%), due 2/28/57(a)	215,000	166,955
6.875%, due 4/30/36(c)	215,000	196,518
Sirius XM Radio LLC
3.875%, due 9/1/31	169,000	152,513
4.125%, due 7/1/30	295,000	275,733
Univision Communications, Inc.
4.500%, due 5/1/29	260,000	246,207
7.375%, due 6/30/30	370,000	368,394
8.875%, due 4/15/33	150,000	145,234
9.375%, due 8/1/32	110,000	109,872
	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
Versant Media Group, Inc.
7.250%, due 1/30/31	$470,000	$484,494
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	313,000	192,598
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	199,000	163,181
		9,747,561
Metal Fabricate/Hardware — 0.4%
TMS International Corp.
6.250%, due 4/15/29	467,000	466,795

Mining — 0.8%
Arcosa, Inc.
6.875%, due 8/15/32	115,000	118,577
Compass Minerals International, Inc.
8.000%, due 7/1/30	300,000	313,382
Perenti Finance Pty Ltd., (Australia)
7.500%, due 4/26/29	270,000	276,847
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	240,000	233,478
		942,284
Oil & Gas — 7.3%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	525,000	544,690
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	362,000	360,725
California Resources Corp.
7.000%, due 1/15/34	615,000	602,351
7.250%, due 1/15/35	250,000	247,020
CNX Resources Corp.
5.875%, due 3/1/34	155,000	150,171
7.250%, due 3/1/32	260,000	267,382
Comstock Resources, Inc.
6.750%, due 3/1/29	825,000	812,492
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	599,000	586,696
7.250%, due 2/15/35	340,000	337,223
Infinity Natural Resources LLC
7.625%, due 4/1/31	315,000	314,244
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	905,000	907,099
Nabors Industries, Inc.
7.625%, due 11/15/32	320,000	326,390
Noble Finance II LLC
8.000%, due 4/15/30	349,000	360,791
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, due 6/1/34	95,000	96,477
Saturn Oil & Gas, Inc., (Canada),
8.50%, due 7/31/30	240,000	240,665
SM Energy Co.
6.625%, due 4/15/34	440,000	437,283
7.000%, due 8/1/32	605,000	614,665
Transocean International Ltd.
7.875%, due 10/15/32	240,000	249,975
8.500%, due 5/15/31(c)	160,000	166,861
8.750%, due 2/15/30	49,000	50,894
Valaris Ltd.
8.375%, due 4/30/30	365,000	377,885
Validus Energy II Midcon LLC
8.000%, due 8/1/31	120,000	119,457
		8,171,436

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas Services — 1.8%
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	$305,000	$298,491
Kodiak Gas Services LLC
6.500%, due 10/1/33	375,000	374,515
SESI LLC
7.875%, due 9/30/30	780,000	789,224
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, due 10/1/33	600,000	590,455
		2,052,685
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.250%, due 1/30/31	275,000	276,854
Canpack Group, Inc. / CANPACK SA
6.000%, due 5/15/31	200,000	198,905
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	585,000	581,846
6.750%, due 7/15/30	255,000	259,047
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	415,000	395,205
8.750%, due 4/15/30	355,000	339,275
Sword Purchaser LLC
8.250%, due 4/15/33	305,000	311,965
10.500%, due 4/15/34	215,000	222,265
Trivium Packaging Finance BV, (Netherlands)
12.250%, due 1/15/31	160,000	177,052
		2,762,414
Pharmaceuticals — 1.3%
1261229 BC Ltd.
10.000%, due 4/15/32	522,000	533,614
Bausch Health Cos., Inc., (Canada)
4.875%, due 6/1/28	125,000	116,253
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	185,000	190,611
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	70,000	72,075
Organon & Co / Organon Foreign Debt Co.-Issuer BV
6.750%, due 5/15/34	120,000	125,289
7.875%, due 5/15/34	90,000	96,012
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32	295,000	270,400
		1,404,254
Pipelines — 3.3%
Delek Logistics Partners LP / Delek Logistics Finance Corp.
6.875%, due 6/1/34	365,000	366,757
7.375%, due 6/30/33	330,000	337,475
8.625%, due 3/15/29	204,000	211,718
Harvest Midstream I LP
6.750%, due 5/15/34	585,000	587,329
Howard Midstream Energy Partners LLC
6.625%, due 1/15/35	230,000	229,874
7.375%, due 7/15/32	290,000	299,763
Plains All American Pipeline LP / PAA Finance Corp.
4.700%, due 6/15/44	95,000	79,275
	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
Venture Global LNG, Inc.
6.625%, due 6/15/36	$710,000	$695,845
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/75(a)(c)	165,000	164,336
Venture Global Plaquemines LNG LLC
6.500%, due 6/15/34	360,000	371,279
6.750%, due 1/15/36	325,000	340,176
		3,683,827
REITS — 2.7%
Iron Mountain, Inc.
4.500%, due 2/15/31	286,000	270,683
5.250%, due 7/15/30	116,000	113,357
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	405,000	411,606
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	832,000	810,938
7.000%, due 2/1/30	180,000	182,909
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, due 4/1/32	310,000	315,247
Service Properties Trust
8.625%, due 11/15/31	205,000	215,431
Starwood Property Trust, Inc.
6.000%, due 4/15/30	395,000	396,015
XHR LP
4.875%, due 6/1/29	184,000	179,258
6.625%, due 5/15/30	155,000	158,306
		3,053,750
Retail — 5.9%
Bath & Body Works, Inc.
6.950%, due 3/1/33	307,000	305,850
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	68,340
Group 1 Automotive, Inc.
6.375%, due 1/15/30	158,000	158,728
Kohl’s Corp.
10.000%, due 6/1/30	45,000	48,605
LCM Investments Holdings II LLC
8.250%, due 8/1/31	695,000	724,076
Lithia Motors, Inc.
3.875%, due 6/1/29	45,000	43,204
4.375%, due 1/15/31	367,000	347,409
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	403,000	404,203
7.375%, due 8/1/33	295,000	306,974
Michaels Cos., Inc. (The)
8.500%, due 3/15/33	350,000	346,719
Nordstrom, Inc.
4.375%, due 4/1/30	308,000	294,365
5.000%, due 1/15/44	270,000	194,399
Park River Holdings, Inc.
8.000%, due 3/15/31	320,000	318,534
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	740,000	747,702
10.000%, due 9/15/33	115,000	114,415
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 4/1/32	571,000	581,815
Staples, Inc.
10.750%, due 9/1/29	525,000	502,347
12.750%, due 1/15/30	130,000	102,634
Victoria’s Secret & Co.
4.625%, due 7/15/29	435,000	422,475
Victra Holdings LLC / Victra Finance Co.
8.750%, due 9/15/29	280,000	285,158

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
White Cap Supply Holdings LLC
7.375%, due 11/15/30	$240,000	$241,788
		6,559,740
Software — 3.4%
AthenaHealth Group, Inc.
6.500%, due 2/15/30	545,000	525,695
Central Parent LLC / CDK Global II LLC.
8.000%, due 6/15/29	265,000	139,125
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	160,000	82,400
Cloud Software Group LLC
6.500%, due 3/31/29	691,000	675,220
8.250%, due 6/30/32	525,000	496,643
9.000%, due 9/30/29	385,000	377,204
CoreWeave, Inc.
9.625%, due 7/15/32	340,000	304,311
9.750%, due 10/1/31	255,000	231,378
OAK-Eagle Acquireco, Inc.
7.250%, due 7/1/33	400,000	414,469
8.750%, due 7/1/34	545,000	574,150
		3,820,595
Telecommunications — 5.0%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	87,000	55,072
Black Pearl Compute LLC
6.125%, due 2/15/31	130,000	129,782
Cipher Compute LLC
7.125%, due 11/15/30	220,000	224,402
Core Scientific Finance I LLC
7.750%, due 5/15/31	515,000	504,301
Flash Compute LLC
7.250%, due 12/31/30	390,000	393,831
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	226,159
Level 3 Financing, Inc.
3.750%, due 7/15/29	37,000	35,292
7.500%, due 2/15/37	265,000	263,197
8.500%, due 1/15/36	395,000	410,951
Meridian Arc Holdco LLC
6.250%, due 4/30/31	280,000	269,033
PR RNO Property Owner 1 LLC
6.500%, due 5/1/31	395,000	371,940
Stingray Compute LLC
6.000%, due 6/15/31	295,000	287,795
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31	435,000	403,939
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
8.625%, due 6/15/32	430,000	439,143
Uniti Services LLC
7.500%, due 10/15/33	445,000	454,739
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	355,000	369,565
WULF Compute LLC
7.750%, due 10/15/30	575,000	597,406
Yondr JK 1 LLC
6.875%, due 6/30/31	130,000	123,814
		5,560,361
Transportation — 0.6%
Danaos Corp., (Greece)
6.875%, due 10/15/32	95,000	97,055
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	183,000	175,642
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	385,000	387,206
		659,903
	Principal Amount	Value
Corporate Bonds (continued)

Water — 0.2%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	$195,000	$183,160

Total Corporate Bonds
(Cost $106,214,288)		105,482,740

	Shares	Value
Short-Term Investments — 2.2%
Money Market Funds — 2.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.55%(d)	928,811	928,811
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)(e)	1,556,390	1,556,390

Total Short-Term Investments
(Cost $2,485,201)		2,485,201

Total Investments — 100.7% (Cost $113,319,450)		112,526,177
Other Assets and Liabilities, Net — (0.7)%		(765,082)
Net Assets — 100.0%		$111,761,095

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Less than 0.05%.
(c)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,077,981; total market value of collateral held by the Fund was $2,175,267. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $618,877.
(d)	Reflects the 1-day yield at July 31, 2026.
(e)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLIM MacKay High Income ETF (formerly, NYLI MacKay High Income ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Bank Loans	$—	$4,558,236	$—	$4,558,236
Corporate Bonds	—	105,482,740	—	105,482,740
Short-Term Investments:
Money Market Funds	2,485,201	—	—	2,485,201
Total Investments in Securities	$2,485,201	$110,040,976	$—	$112,526,177

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.